APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Calvert Fund
	Two International Place
	Boston, Massachusetts 02110


2.The name of each series or class of
 securities for which this
Form is filed (state "All Series" if
 Form is being filed for all series):

	Calvert High Yield Bond Fund
	Calvert Income Fund
	Calvert Long-Term Income Fund
	Calvert Short Duration Income Fund
	Calvert Ultra-Short Duration Income Fund


3. Investment Company Act File Number:
				811-03416

    Securities Act File Number:
	002-76510


4(a). Last day of fiscal year for which this Form is filed:

				9/30/2019


4(b). Is this Form is being filed late
(i.e., more than 90 days after the
end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities
sold during the
fiscal year pursuant to section 24(f):
$	$1,788,311,386

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
	$	$1,520,799,966

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:
$	$3,716,028,595

(iv)  Total available redemption credits
 [add items 5(ii) and 5(iii)]:
$	$5,236,828,561

(v)    Net sales - if item 5(i) is greater
 than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	$0

(vi)   Redemption credits available for use in future years -
if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:
	$	$3,448,517,175

(vii)  Multiplier for determining registration
 fee (See Instructions C.9):
	x	0.0001298

(viii) Registration fee due
 [multiply Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):
	=	$0.00


6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recession of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:
$0.00

If there is a number of shares or other units
 that were registered pursuant
to rule 24e-2 remaining unsold at the end of
the fiscal year for which this
Form is filed that are available for use by
 the issuer in future fiscal years,
then state that number here:
$0.00


7. Interest due - if this Form is being filed
 more than 90 days after the end
of the issuer's fiscal year (See Instruction D):
	$0.00


8. Total of the amount of the registration
 fee due plus any interest
due [line 5(viii) plus line 7]:
$0.00


9. Date the registration fee and any
interest payment was sent to
the Commission's lockbox depository:
					N/A
Method of delivery:		Wire Transfer
		Mail or other means

Signatures

This report has been signed below by the
 following persons on behalf of the issuer and in the capacities and on the dates indicated.


Michael Shattuck
Vice President at Eaton  Vance Management

Date: 12/30/2019